SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation	6,501,769	7,120,463	6,993,858	5,961,999